UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.47%
Administrative and Support Services - 3.16%
PayPal Holdings, Inc. (a)	10,000	$794,100
Broadcasting (except Internet) - 1.85%
The Walt Disney Co.	4,500	464,220
Chemical Manufacturing - 12.33%
AbbVie, Inc.	4,500	521,235
Bristol-Myers Squibb Co.	7,500	496,500
Celgene Corp. (a)	5,000	435,600
Ecolab, Inc.	4,000	521,800
Johnson & Johnson	4,000	519,520
Zoetis, Inc. - Class A	7,500	606,450
		3,101,105
Clothing and Clothing Accessories Stores - 2.79%
The TJX Cos., Inc.	8,500	702,780
Computer and Electronic Product Manufacturing - 17.03%
Alphabet, Inc. - Class A (a)	600	662,352
Alphabet, Inc. - Class C (a)	551	608,706
Apple, Inc.	5,500	979,660
Arista Networks, Inc. (a)	600	161,844
Cisco Systems, Inc.	4,200	188,076
Danaher Corp.	5,500	537,790
L3 Technologies, Inc.	2,500	518,875
Thermo Fisher Scientific, Inc.	3,000	625,740
		4,283,043
Credit Intermediation and Related Activities - 4.14%
First Republic Bank	5,000	464,000
JPMorgan Chase & Co.	5,000	577,500
		1,041,500
Data Processing, Hosting and Related Services - 8.36%
Fidelity National Information Services, Inc.	5,000	485,900
Verisk Analytics, Inc. - Class A (a)	5,000	510,950
Visa, Inc. - Class A	9,000	1,106,460
		2,103,310
Food Services and Drinking Places - 4.64%
Dunkin' Brands Group, Inc.	9,000	539,010
Starbucks Corp.	11,000	628,100
		1,167,110
General Merchandise Stores - 2.28%
Costco Wholesale Corp.	3,000	572,700
Insurance Carriers and Related Activities - 2.88%
Berkshire Hathaway, Inc. - Class B (a)	3,500	725,200
Merchant Wholesalers, Durable Goods - 2.34%
3M Co.	2,500	588,775
Miscellaneous Manufacturing - 3.31%
ICU Medical, Inc. (a)	1,500	346,875
Stryker Corp.	3,000	486,480
		833,355
Nonstore Retailers - 4.81%
Amazon, Inc. (a)	800	1,209,960
Oil and Gas Extraction - 1.61%
EOG Resources	4,000	405,680
Other Information Services - 5.77%
Alibaba Group Holding Ltd. - ADR (a)	3,000	558,420
Facebook, Inc. - Class A (a)	5,000	891,600
		1,450,020
Professional, Scientific, and Technical Services - 8.40%
Accenture PLC - Class A (b)	3,000	483,030
Cognizant Technology Solutions Corp. - Class A	7,000	574,140
International Business Machines Corp.	3,000	467,490
Tetra Tech, Inc.	12,000	587,400
		2,112,060
Publishing Industries (except Internet) - 4.85%
Microsoft Corp.	13,000	1,219,010
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.62%
BlackRock, Inc.	1,200	659,316
Support Activities for Mining - 1.30%
Schlumberger Ltd. (b)	5,000	328,200
TOTAL COMMON STOCKS (Cost $12,460,895)		23,761,444

SHORT-TERM INVESTMENTS - 5.40%
Money Market Funds - 5.40%
First American Government Obligations Fund - Class Z, 1.238% (c)	91,012	91,012
Fidelity Institutional Government Portfolio - Class Institutional , 1.260% (c)	1,267,643	1,267,643
TOTAL SHORT-TERM INVESTMENTS (Cost $1,358,655)		1,358,655

Total Investments (Cost $13,819,550) - 99.87%		25,120,099
Other Assets in Excess of Liabilities - 0.12%		31,238
TOTAL NET ASSETS - 100.00%		$25,151,337

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Foreign-issued security.
(c)	Seven day yield as of February 28, 2018.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under  the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is to achieve long-term capital appreciation and to maximize after-tax returns. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st. Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”) began serving as the investment adviser to the Fund. Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently Accounting followed by the Fund in the preparation of the financial statements. These Policies policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”) which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the bid and asked prices on such day, or (ii) the latest sales price on the Composite Market.  "Composite Market" means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures  is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Redeemable securities issued by open-end registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at February 28, 2018

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$23,761,444	$-	$-	$23,761,444
Short-Term Investments	1,358,655	-	-	1,358,655
Total Investments in Securities	$25,120,099	$-	$-	$25,120,099

* For further breakdown of Common Stocks by Industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3. During the period ended February 28, 2018, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold any financial derivative instruments during the reporting period.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date April 25, 2018

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date April 25, 2018

* Print the name and title of each signing officer under his or her signature.